Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net loss	$ (8,266,576)	$ (6,140,730)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	5,814	6,554
Non-cash lease expense	120,871	111,153
Share-based compensation	329,815	370,182
Issuance of common stock to vendors for services	15,800	73,000
Issuance of common stock for purchase option		50,000
Loss on extinguishment of debt		393,791
Change in fair value of convertible debt	(260,933)	(43,066)
Amortization of deferred issuance costs associated with convertible debt		12,518
Change in operating assets and liabilities:
Contracts and grants receivable	171,254	(56,124)
Prepaid expenses and other current assets	(39,255)	(591,805)
Research and development incentives receivable	48,643	90,016
Operating lease liability	(121,765)	(108,948)
Accounts payable and accrued expenses	(492,613)	(2,685,073)
Accrued compensation	85,327	(85,577)
Net cash flows from operating activities	(8,403,618)	(8,604,109)
Financing activities:
Proceeds from issuance of common stock pursuant to At Market Issuance Sales Agreement	1,071,559	3,091,462
Proceeds from issuance of common stock and pre-funded warrants	4,741,400	8,495,817
Proceeds from the exercise of warrants	4,450,172	3,299
Issuance costs associated with warrant inducement	(374,774)
Convertible debt repayments	(1,372,872)	(7,000,000)
Net cash flows from financing activities	7,762,089	3,663,506
Effect of exchange rate on cash and cash equivalents	14,885	27,146
Net decrease in cash and cash equivalents	(626,644)	(4,913,457)
Cash and cash equivalents at beginning of year	8,446,158	13,359,615
Cash and cash equivalents at end of year	7,819,514	8,446,158
Supplemental information:
Cash paid for state income taxes	42,162	20,730
Cash paid for interest	227,735	552,058
Cash paid for lease liabilities:
Operating lease	136,917	133,817
Non-cash investing and financing activities:
Pontifax conversion of portion of debt principal into common stock	254,256
Deferred issuance cost reclassified to additional paid-in capital	250,698	20,208
Redemption liability for Series D preferred stock		43
Warrant modification - incremental value	7,177,683
At Market Issuance Sales Agreement
Financing activities:
Stock issuance costs associated	(128,331)	(93,011)
Public Offering
Financing activities:
Stock issuance costs associated	$ (625,065)	$ (834,061)